Income Taxes (Details) - Schedule of effective tax rate and the statutory income tax rate - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective tax rate and the statutory income tax rate [Abstract]
Loss before provision for income taxes and loss from equity method investments	¥ (282,628)	¥ (188,539)	¥ (504,441)	¥ (800,253)	¥ (442,120)
Income tax expense computed at an applicable tax rate of 25%	(70,657)	(47,135)	(126,110)	(200,063)	(110,530)
Effect of non-deductible items	39,572	275	9,213	1,075	5,736
Effect of preferential tax rate	(850)	14,818	16,042	43,826	16,421
Effect of income tax rate difference in other jurisdictions	10,484	1,113	9,243	40,770	3,663
Effect of change in tax rate			(2,123)		9,244
Change in valuation allowance	22,533	32,014	96,599	119,264	77,553
Total	¥ 1,082	¥ 1,085	¥ 2,864	¥ 4,872	¥ 2,087